Segment Information - Financial Information of Company's Segments (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Sales	$ 2,188	$ 2,020	$ 2,018	$ 2,188	$ 2,503	$ 2,505	$ 2,250	$ 2,706	$ 4,206	$ 6,226	$ 8,414		$ 9,964		$ 10,441
Costs applicable to sales	1,482	1,078	1,682	1,057					2,739	3,816	5,299	[1]	4,334	[1]	3,973	[1]
Amortization	381	299	415	267					682	981	1,362		1,032		1,036
Advanced Projects and Exploration											469		704		723
Pre-Tax Income (Loss)											(3,606)	[2]	3,114		1,810	[3]
Total Assets	24,607				29,573						24,607		29,573		26,041
Capital Expenditures											1,799	[4]	3,152	[5]	2,964	[6]
Carlin [Member]
Segment Reporting Information [Line Items]
Sales											1,390		1,828		1,488
Costs applicable to sales											767		767		715
Amortization											142		137		149
Advanced Projects and Exploration											34		47		41
Pre-Tax Income (Loss)											440	[2]	845		565	[3]
Total Assets	2,424				2,236						2,424		2,236		1,665
Capital Expenditures											237	[4]	336	[5]	268	[6]
Phoenix [Member]
Segment Reporting Information [Line Items]
Sales											387		401		446
Costs applicable to sales											216		171		144
Amortization											43		31		35
Advanced Projects and Exploration											10		21		16
Pre-Tax Income (Loss)											101	[2]	179		239	[3]
Total Assets	1,022				908						1,022		908		799
Capital Expenditures											120	[4]	139	[5]	110	[6]
Phoenix [Member] | Copper [Member]
Segment Reporting Information [Line Items]
Sales											92		96		83
Costs applicable to sales											52		60		44
Amortization											11		9		8
Phoenix [Member] | Gold [Member]
Segment Reporting Information [Line Items]
Sales											295		305		363
Costs applicable to sales											164		111		100
Amortization											32		22		27
Twin Creeks [Member]
Segment Reporting Information [Line Items]
Sales											728		718		849
Costs applicable to sales											273		256		263
Amortization											80		61		93
Advanced Projects and Exploration											7		30		46
Pre-Tax Income (Loss)											364	[2]	392		438	[3]
Total Assets	847				805						847		805		1,008
Capital Expenditures											67	[4]	131	[5]	89	[6]
La Herradura [Member]
Segment Reporting Information [Line Items]
Sales											258		354		331
Costs applicable to sales											177		132		110
Amortization											34		21		20
Advanced Projects and Exploration											42		41		18
Pre-Tax Income (Loss)											5	[2]	157		190	[3]
Total Assets	434				438						434		438		329
Capital Expenditures											102	[4]	89	[5]	81	[6]
Other North America [Member]
Segment Reporting Information [Line Items]
Amortization													1
Advanced Projects and Exploration											42		40		32
Pre-Tax Income (Loss)											(2,131)	[2]	(44)		13	[3]
Total Assets	1,541				3,615						1,541		3,615		3,545
Capital Expenditures											27	[4]	71	[5]	92	[6]
North America [Member]
Segment Reporting Information [Line Items]
Sales											2,763		3,301		3,114
Costs applicable to sales											1,433		1,326		1,232
Amortization											299		251		297
Advanced Projects and Exploration											135		179		153
Pre-Tax Income (Loss)											(1,221)	[2]	1,529		1,445	[3]
Total Assets	6,268				8,002						6,268		8,002		7,346
Capital Expenditures											553	[4]	766	[5]	640	[6]
Minera Yanacocha [Member]
Segment Reporting Information [Line Items]
Sales											1,458		2,202		2,003
Costs applicable to sales											684		669		711
Amortization											333		254		234
Advanced Projects and Exploration											41		59		39
Pre-Tax Income (Loss)											292	[2]	1,100		988	[3]
Total Assets	2,797				2,921						2,797		2,921		2,696
Capital Expenditures											176	[4]	510	[5]	360	[6]
Other South America [Member]
Segment Reporting Information [Line Items]
Amortization											1
Advanced Projects and Exploration											34		72		39
Pre-Tax Income (Loss)											(32)	[2]	(91)		(42)	[3]
Total Assets	1,731				1,650						1,731		1,650		1,101
Capital Expenditures											190	[4]	601	[5]	739	[6]
South America [Member]
Segment Reporting Information [Line Items]
Sales											1,458		2,202		2,003
Costs applicable to sales											684		669		711
Amortization											334		254		234
Advanced Projects and Exploration											75		131		78
Pre-Tax Income (Loss)											260	[2]	1,009		946	[3]
Total Assets	4,528				4,571						4,528		4,571		3,797
Capital Expenditures											366	[4]	1,111	[5]	1,099	[6]
Boddington [Member]
Segment Reporting Information [Line Items]
Sales											1,249		1,408		1,266
Costs applicable to sales											1,000		773		588
Amortization											202		193		150
Advanced Projects and Exploration											1		8		11
Pre-Tax Income (Loss)											(2,056)	[2]	407		506	[3]
Total Assets	2,209				4,629						2,209		4,629		4,586
Capital Expenditures											113	[4]	141	[5]	217	[6]
Boddington [Member] | Copper [Member]
Segment Reporting Information [Line Items]
Sales											211		224		210
Costs applicable to sales											195		150		118
Amortization											37		34		28
Boddington [Member] | Gold [Member]
Segment Reporting Information [Line Items]
Sales											1,038		1,184		1,056
Costs applicable to sales											805		623		470
Amortization											165		159		122
Tanami [Member]
Segment Reporting Information [Line Items]
Sales											449		302		346
Costs applicable to sales											270		250		205
Amortization											81		50		40
Advanced Projects and Exploration											11		28		15
Pre-Tax Income (Loss)											(33)	[2]	(24)		81	[3]
Total Assets	518				632						518		632		484
Capital Expenditures											93	[4]	179	[5]	144	[6]
Jundee [Member]
Segment Reporting Information [Line Items]
Sales											398		537		530
Costs applicable to sales											206		172		140
Amortization											80		50		56
Advanced Projects and Exploration											7		20		18
Pre-Tax Income (Loss)											106	[2]	292		310	[3]
Total Assets	140				202						140		202		178
Capital Expenditures											45	[4]	58	[5]	53	[6]
Waihi [Member]
Segment Reporting Information [Line Items]
Sales											157		104		149
Costs applicable to sales											103		97		101
Amortization											31		23		22
Advanced Projects and Exploration											5		12		15
Pre-Tax Income (Loss)											15	[2]	(33)		15	[3]
Total Assets	127				160						127		160		169
Capital Expenditures											11	[4]	19	[5]	32	[6]
Kalgoorlie [Member]
Segment Reporting Information [Line Items]
Sales											460		569		588
Costs applicable to sales											342		277		235
Amortization											23		18		17
Advanced Projects and Exploration											3		5		3
Pre-Tax Income (Loss)											96	[2]	255		324	[3]
Total Assets	375				447						375		447		423
Capital Expenditures											19	[4]	21	[5]	65	[6]
Other Australia New Zealand [Member]
Segment Reporting Information [Line Items]
Amortization											14		5		3
Advanced Projects and Exploration											13		19		18
Pre-Tax Income (Loss)											(39)	[2]	86		(69)	[3]
Total Assets	136				235						136		235		168
Capital Expenditures											5	[4]	19	[5]	18	[6]
Australia/New Zealand [Member]
Segment Reporting Information [Line Items]
Sales											2,713		2,920		2,879
Costs applicable to sales											1,921		1,569		1,269
Amortization											431		339		288
Advanced Projects and Exploration											40		92		80
Pre-Tax Income (Loss)											(1,911)	[2]	983		1,167	[3]
Total Assets	3,505				6,305						3,505		6,305		6,008
Capital Expenditures											286	[4]	437	[5]	529	[6]
Batu Hijau [Member]
Segment Reporting Information [Line Items]
Sales											523		667		1,576
Costs applicable to sales											922		456		496
Amortization											185		88		106
Advanced Projects and Exploration											14		32		8
Pre-Tax Income (Loss)											(658)	[2]	8		890	[3]
Total Assets	3,424				3,777						3,424		3,777		3,582
Capital Expenditures											105	[4]	148	[5]	196	[6]
Batu Hijau [Member] | Copper [Member]
Segment Reporting Information [Line Items]
Sales											466		561		1,052
Costs applicable to sales											815		385		332
Amortization											163		76		71
Batu Hijau [Member] | Gold [Member]
Segment Reporting Information [Line Items]
Sales											57		106		524
Costs applicable to sales											107		71		164
Amortization											22		12		35
Other Indonesia [Member]
Segment Reporting Information [Line Items]
Pre-Tax Income (Loss)											2	[2]	3		3	[3]
Total Assets	3				4						3		4		3
Indonesia [Member]
Segment Reporting Information [Line Items]
Sales											523		667		1,576
Costs applicable to sales											922		456		496
Amortization											185		88		106
Advanced Projects and Exploration											14		32		8
Pre-Tax Income (Loss)											(656)	[2]	11		893	[3]
Total Assets	3,427				3,781						3,427		3,781		3,585
Capital Expenditures											105	[4]	148	[5]	196	[6]
Ahafo [Member]
Segment Reporting Information [Line Items]
Sales											793		874		869
Costs applicable to sales											307		314		265
Amortization											78		75		76
Advanced Projects and Exploration											51		53		40
Pre-Tax Income (Loss)											344	[2]	435		465	[3]
Total Assets	1,628				1,436						1,628		1,436		1,146
Capital Expenditures											169	[4]	228	[5]	116	[6]
Akyem [Member]
Segment Reporting Information [Line Items]
Sales											164
Costs applicable to sales											32
Amortization											13
Advanced Projects and Exploration											8		19		9
Pre-Tax Income (Loss)											105	[2]	(20)		(10)	[3]
Total Assets	1,260				981						1,260		981		552
Capital Expenditures											236	[4]	388	[5]	248	[6]
Other Africa [Member]
Segment Reporting Information [Line Items]
Advanced Projects and Exploration											9		10		6
Pre-Tax Income (Loss)											(14)	[2]	10		7	[3]
Total Assets	1				11						1		11
Africa [Member]
Segment Reporting Information [Line Items]
Sales											957		874		869
Costs applicable to sales											339		314		265
Amortization											91		75		76
Advanced Projects and Exploration											68		82		55
Pre-Tax Income (Loss)											435	[2]	425		462	[3]
Total Assets	2,889				2,428						2,889		2,428		1,698
Capital Expenditures											405	[4]	616	[5]	364	[6]
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Amortization											22		25		35
Advanced Projects and Exploration											137		188		349
Pre-Tax Income (Loss)											(513)	[2]	(843)		(3,103)	[3]
Total Assets	3,990				4,486						3,990		4,486		3,607
Capital Expenditures											$ 84	[4]	$ 74	[5]	$ 136	[6]

[1]	Excludes Amortization and Reclamation and remediation.
[2]	Includes write-downs of property plant and mine development of $2,082 for Long Canyon in Nevada and $2,107 for Boddington in Australia.
[3]	Includes write-downs of property plant and mine development of $2,080 for the Hope Bay project.
[4]	Accrual basis includes an increase in accrued capital expenditures of $101; consolidated capital expenditures on a cash basis were $1,900.
[5]	Accrual basis includes an increase in accrued capital expenditures of $58; consolidated capital expenditures on a cash basis were $3,210.
[6]	Accrual basis includes an increase in accrued capital expenditures of $177; consolidated capital expenditures on a cash basis were $2,787.